Cash and cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents and time deposits
Schedule of cash and cash equivalents and time deposits

	As of December 31,
	2022		2023
	Amount in	US$	Amount in	US$
	thousand	equivalent	thousand	equivalent
RMB	378,033	54,632	257,468	35,879
HK$	77,960	10,059	52,602	6,787
US$	17,323	17,323	6,324	6,324
Japanese Yen	11,764	91	235,432	1,519
Singapore dollars	471	345	244	184
New Taiwan dollars	3,066	99	2,829	91
Others	239	215	424	240
		82,764		51,024